Treasury Investments (Details) € in Thousands	12 Months Ended
	Jun. 30, 2026 EUR (€) item	Jun. 30, 2025 EUR (€)	Jun. 30, 2024 EUR (€)
Treasury Investments
Treasury investments	€ 542,206	€ 747,341	€ 49,967
Foreign exchange gains on investments, net	2,577
Gains (losses) on financial assets at fair value through profit or loss	3,631
Guarantee facility with UniCredit Bank
Treasury Investments
Maximum borrowing capacity	40,000
Guaranteed senior secured fixed rate note | Guarantee facility with UniCredit Bank
Treasury Investments
Financial assets pledged as collateral	50,000
Financial assets, at amortized cost
Treasury Investments
Finance income on investments measured at amortized cost	1,700	0	0
Financial assets, at amortized cost | Guaranteed senior secured fixed rate note and equity secured note | Accumulated impairment
Treasury Investments
Financial assets	0
Financial assets, at amortized cost | Guaranteed senior secured fixed rate note
Treasury Investments
Treasury investments	50,000
Financial assets, at amortized cost | Equity secured note
Treasury Investments
Treasury investments	€ 75,000
Financial asset, redemption notice period	95 days
Financial assets at fair value through profit or loss | Cash and cash equivalents
Treasury Investments
Financial assets at fair value	€ 33,900
Number of investment funds | item	3
Gains (losses) excluding foreign exchange	€ 1,100	€ 0	€ 0
Gains (losses) on foreign exchange	2,600
Financial assets at fair value through profit or loss | Cash and cash equivalents | Accumulated impairment
Treasury Investments
Financial assets	€ 0